Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Financial Instruments

	UNITED STATES DOLLAR
	2017	2016
Financial instruments are split per categories below and the accounting policies for financial instruments have been applied to these line items:
(a) Financial assets
Loans and receivables
- Environmental trust funds	55.5	44.5
- Trade and other receivables	45.3	57.9
- Cash and cash equivalents	479.0	526.7
Fair value through profit or loss
- Trade receivables from provisional copper and gold concentrate sales	21.2	10.6
Available for sale
- Investments	99.1	13.8
Derivative instruments
- Warrants	5.5	5.9
- Gold and oil derivative contracts	25.0	—
(b) Financial liabilities
Other financial liabilities
- Borrowings	1,781.5	1,692.9
- Trade and other payables	451.0	459.3
- South Deep dividend	6.4	6.4
Derivative instruments
- Copper derivative contracts	3.3	—